Investments and interests in other entities - Financial information for subsidiaries, joint ventures and affiliates (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments and interests in other entities
Current assets	R$ 1,872,729	R$ 2,046,927
Non-current assets	3,880,679	3,943,192
Current liabilities	1,533,589	1,393,211
Non-current liabilities	2,322,389	2,721,674
Equity	1,897,430	1,875,234	R$ 2,200,884	R$ 1,594,810
Revenue	1,775,427	1,232,074	1,001,710
Cost of sales	(500,526)	(294,407)	(221,130)
Loss for the year	39,489	(158,083)	R$ 16,780
INCO Limited
Investments and interests in other entities
Current assets	317,240	379,880
Non-current assets	192,040	125,643
Current liabilities	65,917	84,686
Non-current liabilities	48,323	5,872
Equity	395,040	414,966
Revenue	163,520	47,470
Cost of sales	(288,760)	(119,162)
Loss for the year	(125,240)	(71,692)
Tera Treinamentos Profissionais Ltda
Investments and interests in other entities
Current assets	6,629	11,191
Non-current assets	2,430	1,837
Current liabilities	4,261	1,893
Non-current liabilities	2,342	50
Equity	2,456	11,085
Revenue	19,359	14,944
Cost of sales	(27,858)	(15,283)
Loss for the year	R$ (8,499)	R$ (340)